UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	60,426	$7,622,740
United Technologies Corp.	75,998	7,643,879

		15,266,619

Banks — 13.5%
Bank of America Corp.	838,554	12,402,214
Citigroup, Inc.	278,193	12,955,448
JPMorgan Chase & Co.	286,843	18,722,242
PNC Financial Services Group, Inc. (The)	95,970	8,612,348
Wells Fargo & Co.	343,925	17,443,876

		70,136,128

Biotechnology — 1.2%
AbbVie, Inc.	95,733	6,024,478

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	67,694	10,795,839

Chemicals — 1.9%
Dow Chemical Co. (The)	75,809	3,893,550
FMC Corp.	131,648	6,251,964

		10,145,514

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	667,984	6,051,935

Consumer Finance — 3.6%
Capital One Financial Corp.	118,772	8,698,861
SLM Corp.*	1,427,102	9,804,191

		18,503,052

Diversified Financial Services — 1.3%
Voya Financial, Inc.	204,756	6,728,282

Electric Utilities — 4.7%
FirstEnergy Corp.	308,460	10,120,573
PG&E Corp.	235,704	14,161,096

		24,281,669

Electrical Equipment — 1.2%
Eaton Corp. PLC	105,710	6,514,907

Electronic Equipment, Instruments & Components — 1.3%
Flextronics International Ltd.*	543,497	6,766,538

Energy Equipment & Services — 1.7%
Halliburton Co.	215,055	9,071,020

Food Products — 3.8%
ConAgra Foods, Inc.	215,688	9,856,942
Mondelez International, Inc. (Class A Stock)	222,441	9,896,400

		19,753,342

Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	80,050	9,774,906

Health Care Providers & Services — 2.2%
Cigna Corp.	28,696	3,676,245
Laboratory Corp. of America Holdings*	58,733	7,514,887

		11,191,132

Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	160,848	7,678,884
Hyatt Hotels Corp. (Class A Stock)*	128,552	5,901,822
McDonald’s Corp.	65,751	8,025,567

		21,606,273

Household Products — 1.8%
Procter & Gamble Co. (The)	118,762	9,624,472

Industrial Conglomerates — 1.7%
General Electric Co.	295,931	8,945,994

Insurance — 3.8%
Chubb Ltd.	82,252	10,413,926
MetLife, Inc.	203,939	9,289,421

		19,703,347

Internet Software & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	14,475	10,839,604
eBay, Inc.*	216,521	5,296,103

		16,135,707

Media — 5.1%
Comcast Corp. (Class A Stock)	155,933	9,870,559
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	189,127	6,833,158
Viacom, Inc. (Class B Stock)	127,181	5,643,021
Vivendi SA (France)	197,139	3,905,053

		26,251,791

Multiline Retail — 1.4%
Target Corp.	102,381	7,041,765

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	109,024	5,653,985
Chevron Corp.	93,815	9,475,315
Hess Corp.	70,637	4,233,275
Noble Energy, Inc.	205,895	7,360,746
Occidental Petroleum Corp.	137,795	10,395,255
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	168,231	8,157,521
Suncor Energy, Inc. (Canada)	268,953	7,436,551

		52,712,648

Pharmaceuticals — 9.0%
Allergan PLC*	32,729	7,715,862
Merck & Co., Inc.	206,146	11,597,774
Pfizer, Inc.	400,391	13,893,568
Shire PLC, ADR(a)	27,713	5,159,052
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	162,129	8,409,631

		46,775,887

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	73,659	7,791,649

Road & Rail — 2.3%
Hertz Global Holdings, Inc.*	145,222	1,407,201
Ryder System, Inc.	54,881	3,820,815
Union Pacific Corp.	78,223	6,585,595

		11,813,611

Semiconductors & Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	154,353	9,353,792

Software — 3.7%
Microsoft Corp.	211,247	11,196,091
PTC, Inc.*	228,402	8,163,087

		19,359,178

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	63,836	6,374,663

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	185,386	7,307,916

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR(a)	273,501	9,296,299

TOTAL LONG-TERM INVESTMENTS (cost $406,552,852)		511,100,353

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $30,104,558; includes $22,647,146 of cash collateral for securities on loan)(b)(c)	30,104,558	30,104,558

TOTAL INVESTMENTS — 104.2% (cost $436,657,410)(d)		541,204,911
Liabilities in excess of other assets — (4.2)%		(22,060,650)

NET ASSETS — 100.0%		$519,144,261

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,028,522; cash collateral of $22,647,146 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$439,079,664

Appreciation	110,847,536
Depreciation	(8,722,289)

Net Unrealized Appreciation	$102,125,247

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,266,619	$—	$—
Banks	70,136,128	—	—
Biotechnology	6,024,478	—	—
Capital Markets	10,795,839	—	—
Chemicals	10,145,514	—	—
Communications Equipment	6,051,935	—	—
Consumer Finance	18,503,052	—	—
Diversified Financial Services	6,728,282	—	—
Electric Utilities	24,281,669	—	—
Electrical Equipment	6,514,907	—	—
Electronic Equipment, Instruments & Components	6,766,538	—	—
Energy Equipment & Services	9,071,020	—	—
Food Products	19,753,342	—	—
Health Care Equipment & Supplies	9,774,906	—	—
Health Care Providers & Services	11,191,132	—	—
Hotels, Restaurants & Leisure	21,606,273	—	—
Household Products	9,624,472	—	—
Industrial Conglomerates	8,945,994	—	—
Insurance	19,703,347	—	—
Internet Software & Services	16,135,707	—	—
Media	22,346,738	3,905,053	—
Multiline Retail	7,041,765	—	—
Oil, Gas & Consumable Fuels	52,712,648	—	—
Pharmaceuticals	46,775,887	—	—
Real Estate Investment Trusts (REITs)	7,791,649	—	—
Road & Rail	11,813,611	—	—
Semiconductors & Semiconductor Equipment	9,353,792	—	—
Software	19,359,178	—	—
Technology Hardware, Storage & Peripherals	6,374,663	—	—
Textiles, Apparel & Luxury Goods	7,307,916	—	—
Wireless Telecommunication Services	9,296,299	—	—
Affiliated Mutual Fund	30,104,558	—	—

Total	$537,299,858	$3,905,053	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7
By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2016
By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date July 18, 2016

*	Print the name and title of each signing officer under his or her signature.